Label	Element	Value
Domini Impact International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	DOMINI IMPACT INTERNATIONAL EQUITY FUNDSM
Objective [Heading]	rr_ObjectiveHeading	Investment objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide its shareholders with long-term total return.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for Class A sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Investor or Class A shares of the Domini Impact Equity Fund and the Domini Impact International Equity Fund. More information about these and other discounts is available from your financial professional or in the Fund’s prospectus on page A-16 under the heading “How Sales Charges Are Calculated for Class A Shares” and on page C-1 under the heading “Intermediary-Defined Sales Charge Waiver Policies,” and in the Fund’s Statement of Additional Information (“SAI”) on page 34 under the heading “Additional Information Regarding Class A Sales Charges”. If you invest in Institutional or Class Y shares of the Fund through an investment professional or financial intermediary, that investment professional or financial intermediary may charge you a commission in an amount determined and separately disclosed to you by that investment professional or financial intermediary.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance but are already reflected in its total returns. During the most recent fiscal year, the Fund’s turnover rate was 88% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	88.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for Class A sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Investor or Class A shares of the Domini Impact Equity Fund and the Domini Impact International Equity Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Share classes(whether or not shares are redeemed)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Share classes(whether or not shares are redeemed)
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund may invest in equity securities of companies of any market capitalization. Under normal circumstances, the Fund primarily invests in mid- and large- capitalization companies located in Europe, the Asia-Pacific region, and throughout the rest of the world. Under normal circumstances, at least 80% of the Fund’s net assets (plus the amount of borrowings, if any, for investment purposes) will be invested in equity securities and related investments with similar economic characteristics, including derivative instruments such as futures and options. For purposes of the Fund’s investment policies, equity securities include common stocks, depositary receipts, warrants, rights, and preferred shares.
Under normal circumstances, the Fund’s investments will be tied economically to at least 10 different countries other than the U.S and at least 40% of the Fund’s assets will be invested in companies tied economically to countries outside the U.S. The Fund will primarily invest in companies tied economically to developed market countries throughout the world, but may invest up to 10% of its assets in securities of issuers tied economically to emerging market countries.
Securities of foreign issuers may be purchased directly or through depositary receipts, including American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), and Global Depositary Receipts (GDRs), or other securities representing underlying shares of foreign companies.
The Fund may have significant exposure to securities of issuers tied economically to Japan, Switzerland, the U.K., and France. The Fund may invest in securities denominated in major reserve currencies, such as the yen, swiss franc, pound sterling, euro, and U.S. dollar, and currencies of other countries in which it can invest. To the extent that the Fund has significant exposure to securities of companies tied economically to a particular country or countries (including Japan, Switzerland, the U.K., and France), it generally will have corresponding exposure to the currency of such countries (including the yen, swiss franc, pound sterling, and euro). The Fund also may have significant exposure to securities of issuers in the health care, financials, industrials, information technology, consumer discretionary, and consumer staples sectors.
Domini Impact Investments LLC (the “Adviser”), the Fund’s adviser, seeks to identify investment opportunities for the Fund that, in the Adviser’s view, create positive environmental and social outcomes for people and the planet, while also seeking competitive financial returns (“Impact Investing”). The Adviser identifies securities that are eligible for investment by the Fund based on the evaluation of environmental and social factors, including the core business in which a company engages and/or how a company treats its key stakeholders, such as its customers, employees, suppliers, ecosystems, local, national and global communities, and/or investors (“environmental and social factors”).
Wellington Management Company LLP (the “Subadviser”), the Fund’s subadviser uses a proprietary quantitative model to select investments to buy and sell from among those which the Adviser has notified the Subadviser are eligible for investment, seeking to build the most attractive portfolio by purchasing the most attractive stocks (as determined by the Subadviser’s model) and selling the least attractive stocks (as determined by the Subadviser’s model). The Fund also will sell securities that the Adviser determines are no longer eligible for investment based on the Adviser’s ongoing evaluation of environmental and social factors.

Risk [Heading]	rr_RiskHeading	Principal risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly in the short and long term. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal
Deposit Insurance Corporation or any other government agency. You may lose all or part of your investment in the Fund or your investment may not perform as well as other similar investments. There is no guarantee that the Fund’s investment objective will be achieved. The following is a summary description of certain risks of investing in the Fund. Each risk summarized below is a principal risk of investing in the Fund and different risks may be more significant at different times depending on market conditions or other factors.
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Foreign Investing and Emerging Markets Risk. Investments in foreign regions or in securities of issuers with significant exposure to foreign markets may be more volatile and less liquid than U.S. investments due to adverse political, social, and economic developments, such as nationalization or expropriation of assets, imposition of currency controls or restrictions, investment and repatriation restrictions, confiscatory taxation, armed conflict including Russia’s military invasion of Ukraine, and sanctions or other government actions against Russia, other nations or individuals or companies (or their countermeasures), terrorism, arbitrary application of laws and regulations or lack of rule of law, and political or financial instability; regulatory differences, such as accounting, auditing, and financial reporting standards and practices; natural disasters; and the degree of government oversight and supervision. Less information may be publicly available regarding foreign issuers. These risks may be more pronounced in connection with the Fund’s investments in securities of issuers located in emerging market countries.

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Geographic Focus Risk. The Fund will be largely invested in companies based in Europe or the Asia-Pacific region. Market changes or other factors affecting these regions, including political instability, unpredictable economic conditions, exchange rates and social, regulatory or other events, as well as the spread of infectious illness or other public health issues, could have a significant impact on the Fund due to its regional focus.

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Country Risk. The Fund expects to diversify its investments among issuers with exposure to various countries throughout the world. To the extent that the Fund invests from time to time a significant percentage of its assets in issuers tied economically to a particular country or countries, including Japan, Switzerland, the U.K., and France, the Fund may be particularly affected by the economic, political, regulatory, security, and social conditions in that country, as well as by the spread of infectious illness or other public health issues.

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Investing in Japan. The Japanese economy is highly dependent upon international trade, particularly with the U.S. and other Asian countries. Because of its trade dependence, the Japanese economy is particularly exposed to the risks of currency fluctuation, foreign trade policy and regional and global economic disruption. The Japanese economic growth rate could be impacted by Bank of Japan monetary policies, rising interest rates, tax increases, budget deficits, consumer confidence and volatility in the Japanese yen. Strained foreign relations with neighboring countries (China, South Korea, North Korea and Russia) may not only negatively impact the Japanese economy but also the geographic region as well as globally. Economic growth in Japan is heavily dependent on continued growth in international trade, government support of the financial services sector, among other troubled sectors, and consistent government policy. In addition, the Japanese economy has been adversely affected by certain structural issues, including an aging population, an unstable financials sector, substantial government deficits, and natural and environmental disasters.

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Investing in Switzerland. Investments in Swiss issuers may subject the Fund to legal, regulatory, political, currency, security, and economic risks specific to Switzerland. International trade is a large component of the Swiss economy and Switzerland depends upon exports to generate economic growth. The Swiss economy relies on certain key trading partners in order to sustain continued economic growth. Switzerland’s economic growth generally mirrors slowdowns and growth spurts experienced in other countries, including the U.S. and certain Western European countries.

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Investing in the United Kingdom. The U.K. has one of the largest economies in Europe, and the U.S. and other European countries are substantial trading partners of the U.K. As a result, the U.K.’s economy may be impacted by changes to the economic condition of the U.S. and other European countries. The U.K.’s economy will also be significantly affected by the U.K.’s exit from the European Union (commonly known as “Brexit“). The precise impact on the U.K’s economy as a result of its departure from the EU depends to a large degree on its ability to conclude favorable trade deals with the EU and other countries and offset the increased costs of trade resulting from the U.K.’s loss of its membership in the EU single market. Therefore, uncertainty remains as to the long-term consequences of Brexit.

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Investing in France. The French economy, including demand for French exports, may be adversely affected by the U.K.’s exit from the European Union. As a result, the French economy may experience adverse trends due to concerns about a prolonged economic downturn, potential weakness in exports, high rates of unemployment and rising government debt levels. The French economy is dependent on agricultural exports, and as a result, is susceptible to fluctuations in demand for agricultural products. France has experienced several terrorist attacks in the past several years.

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Currency Risk. Fluctuations between the U.S. dollar and foreign currency exchange rates could negatively affect the value of the Fund’s investments. This fluctuation can affect both the value of the currencies in which the Fund’s investments are traded or an active investment position. The Fund will benefit when foreign currencies, including the yen, the swiss franc, euro and the pound sterling, strengthen against the dollar and will be hurt when foreign currencies weaken against the dollar. Currency exchange rates can be volatile and are affected by factors such as general economic conditions, the actions of U.S. and foreign governments or central banks, the imposition of currency controls or restrictions, speculation, and the spread of infectious illness or other public health issues. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets, may be riskier than other types of investments and may increase the volatility of the Fund.

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Impact Investing Risk. The Adviser’s evaluation of environmental and social factors in its investment selections, and the timing and amount of the Subadviser’s implementation of the Adviser’s investment selections will affect the Fund’s exposure to certain issuers, industries, sectors, regions, and countries and may impact the relative financial performance of the Fund — positively or negatively — depending on whether such investments are in or out of favor. The Fund may forego some investment opportunities including investments in certain market sectors that are available to funds that do not consider environmental and social factors in their investment selections.

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Portfolio Management Risk The value of your investment may decrease if the Adviser’s or Subadviser’s judgment about the attractiveness or value of, or market trends affecting a particular security, industry, sector or region, or about market movements, or the timing or amount of an investment decision, is incorrect or does not produce the desired results. In addition, the Fund’s investment strategies or policies may change from time to time. Those changes may not lead to the results intended by the Adviser or Subadviser and could have an adverse effect on the value or performance of the Fund.

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Quantitative Investment Approach Risk. The value of your investment may decrease if the Subadviser’s quantitative investment approach does not respond well to current market conditions or its judgment regarding the quality, value, or market trends affecting a particular security, industry, sector, or region is incorrect. The Subadviser’s quantitative model relies upon a complex software system, and failure of the system to function or the presence of software, data or other errors, or if the model or data is incorrect or incomplete, could have an adverse impact on the value of Fund performance.

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Information Risk. There is a risk that information used by the Adviser to evaluate environmental and social factors, may not be readily available, complete, or accurate, which could negatively impact the Adviser’s ability to evaluate such factors and negatively impact Fund performance. This may also lead the Fund to avoid investment in certain issuers, industries, markets, sectors, or regions.

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Market Risk. The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, market disruptions caused by trade disputes or other factors, political developments, recessions, inflation, changes in interest or currency rates, the spread of infectious illness or other public health issues, armed conflict, market disruptions caused by tariffs, trade disputes, sanctions or other government actions, or other factors or adverse investor sentiment that may or may not be related to the issuer of the security or other asset. If the market values of the securities or other assets held by the Fund fall, including a complete loss on any individual security, the value of your investment will go down. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole. Rates of inflation have recently risen. The value of assets or income from an investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s assets can decline as can the value of the Fund’s distributions.

The global pandemic of the novel coronavirus respiratory disease designated COVID-19 has resulted in major disruption to economies and markets around the world, including the U.S. Global financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some sectors of the economy and individual issuers have experienced particularly large losses. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the Fund’s investments. Following Russia’s invasion of Ukraine, Russian securities have lost all, or nearly all, their market value. Other securities or markets could be similarly affected by past or future geopolitical or other events or conditions.
Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time. Although they have started to increase, interest rates are still very low, which means there is more risk that they may go up. U.S. Federal Reserve or other U.S. or non-U.S. governmental or central bank actions, including increases or decreases in interest rates, or contrary actions by different governments, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests. Policy and legislative changes in the U.S. and in other countries are affecting many aspects of financial regulation, and these and other events affecting global markets, such as the U.K.’s exit from the European Union (or Brexit), potential trade imbalances with China or other countries, or sanctions or other government actions against Russia, other nations or individuals or companies (or their countermeasures), may contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the implications for market participants, may not be fully known for some time.
Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading or tariff arrangements, armed conflict including Russia’s military invasion of Ukraine, terrorism, natural disasters, infectious illness or public health issues, cybersecurity events, supply chain disruptions, sanctions against Russia, other nations or individuals or companies and possible countermeasures, and other circumstances in one country or region could have profound impacts on other countries or regions and on global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries or regions directly affected, the value and liquidity of the Fund’s investments may be negatively affected.
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Mid- to Large-Cap Companies Risk. The market prices of companies at different capitalization levels may go up or down due to general market conditions and cycles. The value of your investment will be affected by the Fund’s exposure to mid- and large-cap companies. Compared to large companies, mid-size companies, and the market for their equity securities, may be more sensitive to changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession, have more limited product lines, capital resources and depth of management, experience sharper swings in market values, have limited liquidity, be harder to value or to sell at the times and prices the Adviser or Subadviser thinks appropriate, and offer greater potential for gain and loss.

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Market Sector Risk. The Fund may hold a large percentage of securities in a particular market sector. To the extent the Fund holds a large percentage of securities in a particular sector, its performance will be tied closely to and affected by the performance of that sector, and the Fund will be subject to a greater degree to any market price movements, regulatory or technological change, economic conditions, the spread of infectious illness or other public health issues, or other developments or risks affecting such market sector than a Fund without the same focus.

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Health Care Sector Risk. Securities in the health care sector, such as health care supplies, health care services, biotechnology and pharmaceuticals, may be significantly affected by government regulation and reimbursement rates, approval of products by government agencies, and patent expirations, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Many health care companies are heavily dependent on patent protection, and the expiration of a company’s patent may adversely affect that company’s profitability. Health care companies are subject to competitive forces that may result in price discounting, and may be thinly capitalized and susceptible to product obsolescence.

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Financials Sector Risk. Issuers in the financials sector, such as banks, insurance companies and broker-dealers, may be sensitive to changes in interest rates, credit rating downgrades, decreased liquidity in credit markets, and general economic activity and are generally subject to extensive government regulation.

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Industrials Sector Risk. Securities in the industrials sector, such as companies engaged in the production, distribution or service of products or equipment for manufacturing, agriculture, forestry, mining and construction, can be significantly affected by general economic trends, including such factors as employment and economic growth, interest rate changes, changes in consumer spending, legislative and governmental regulation and spending, import controls, commodity prices, litigation, liability for environmental damage and product liability claims, trading and tariff arrangements, trade disruptions, commodity prices and availability, exchange rates and worldwide competition. The value of securities issued by companies in the industrials sector may be adversely affected by supply and demand related to their specific products or services and industrials sector products in general. The products of manufacturing companies may face obsolescence due to rapid technological developments and frequent new product introduction.

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Information Technology Sector Risk. Information technology companies face intense competition and potentially rapid obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of, or inability to enforce, such rights.

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Consumer Discretionary Sector Risk. Securities in the consumer discretionary sector, such as consumer durables, hotels, restaurants, media, retailing and automobiles, may be significantly affected by the performance of domestic and international economies, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.

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Consumer Staples Sector Risk. Industries in the consumer staples sector, such as food and drug retailing, beverages, food and tobacco products, household products and personal products, are subject to government regulation affecting ingredients and production methods. These industries also may be affected by competition, changes in consumer tastes, domestic and international market conditions and other factors affecting supply and demand, and litigation.

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Portfolio Turnover Risk. If the Fund does a lot of trading it may incur additional operating expenses which would reduce performance and could cause shareowners to incur a higher level of taxable income or capital gains.

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Valuation Risk. Nearly all of the Fund’s securities are valued using a fair value methodology. The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets. These differences may increase significantly and affect Fund investments more broadly during periods of market volatility. Investors who purchase or redeem Fund shares may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued the securities or had used a different valuation methodology. The Fund’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third-party service providers.

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Redemption Risk. The Fund may experience heavy redemptions that could cause it to liquidate its assets at inopportune times or at a loss or depressed value or accelerate taxable gains or transaction costs, which could cause the value of your investment to decline.

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Cybersecurity Risk. Cybersecurity failures by or breaches of the Fund’s adviser, transfer agent, distributor, custodian, fund accounting agent or other service providers may disrupt Fund operations, interfere with the Fund’s ability to calculate its NAV, prevent Fund shareholders from purchasing, redeeming or exchanging shares or receiving distributions or receiving timely information regarding the Fund or their investment in the Fund, cause loss of or unauthorized access to private shareholder information, and result in financial losses to the Fund and its shareholders, regulatory fines, penalties, reputational damage, or additional compliance costs.

These and other risks are discussed in more detail later in this prospectus or in the SAI. Please note that there are many other factors that could adversely affect your investment and that could prevent the Fund from achieving its goals.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose all or part of your investment in the Fund or your investment may not perform as well as other similar investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FederalDeposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment results:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Investor shares and by showing how the Fund’s average annual total returns for 1, 5, and 10 years, compare with those of a broad measure of market performance, the Morgan Stanley Capital International Europe, Australasia, and Far East Index (MSCI EAFE), a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. MSCI EAFE (net) is net of withholding taxes on the reinvestment of dividends, but reflects no other deduction for fees, expenses, or taxes. The returns for each class of the Fund will differ from Investor shares because of the different expenses applicable to those share classes. The returns presented in the table for periods prior to the inception of the Institutional and Class Y shares are those of the Investor shares. Institutional shares commenced operations on November 30, 2012. Class Y shares commenced operations on July 23, 2018. These returns have not been adjusted to take into account the lower expenses applicable to Institutional and Class Y shares.
Updated information on the Fund’s investment results can be obtained by visiting domini.com/performance or by calling 1-800-582-6757.
The Fund’s past results (before and after taxes) are not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Investor shares and by showing how the Fund’s average annual total returns for 1, 5, and 10 years, compare with those of a broad measure of market performance, the Morgan Stanley Capital International Europe, Australasia, and Far East Index (MSCI EAFE), a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-582-6757
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	domini.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past results (before and after taxes) are not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Average Annual Total Return (%) Calendar years ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest/Lowest quarterly results during this time period were: 14.99% (quarter ended 6/30/2020) and –24.97% (quarter ended 3/31/2020). The Fund’s year-to-date results as of the most recent calendar quarter ended 09/30/2022 were –31.50%.

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2021(with maximum sales charge for Class A shares)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	(with maximum sales charge for Class A shares)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual marginal federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as a 401(k) plan or individual retirement account (IRA).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Investor shares; after-tax returns for other share classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are shown only for Investor shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual marginal federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as a 401(k) plan or individual retirement account (IRA).

Domini Impact International Equity Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum sales charge (load) imposed on purchases as a percentage of purchase or redemption	dsit_MaximumSalesChargeImposedOnPurchasesOverOfferingPriceOne	none
Paper document delivery fee (choose e-delivery to avoid this fee)	rr_MaximumAccountFee	$ 15	[1]
Outgoing bank wire transfer fee (deducted directly from sale proceeds)	rr_ShareholderFeeOther	$ 15
Management fees	rr_ManagementFeesOverAssets	0.83%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.26%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.34%
1 Year	rr_ExpenseExampleYear01	$ 136
3 Years	rr_ExpenseExampleYear03	425
5 Years	rr_ExpenseExampleYear05	734
10 Years	rr_ExpenseExampleYear10	1,613
1 Year	rr_ExpenseExampleNoRedemptionYear01	136
3 Years	rr_ExpenseExampleNoRedemptionYear03	425
5 Years	rr_ExpenseExampleNoRedemptionYear05	734
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,613
2012	rr_AnnualReturn2012	22.53%
2013	rr_AnnualReturn2013	25.77%
2014	rr_AnnualReturn2014	(3.27%)
2015	rr_AnnualReturn2015	1.76%
2016	rr_AnnualReturn2016	3.05%
2017	rr_AnnualReturn2017	24.60%
2018	rr_AnnualReturn2018	(16.34%)
2019	rr_AnnualReturn2019	16.95%
2020	rr_AnnualReturn2020	5.73%
2021	rr_AnnualReturn2021	10.68%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(31.50%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.99%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.97%)
1 Year	rr_AverageAnnualReturnYear01	10.68%
5 Years	rr_AverageAnnualReturnYear05	7.37%
10 Years	rr_AverageAnnualReturnYear10	8.35%
Domini Impact International Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum sales charge (load) imposed on purchases as a percentage of purchase or redemption	dsit_MaximumSalesChargeImposedOnPurchasesOverOfferingPriceOne	none	[2]
Paper document delivery fee (choose e-delivery to avoid this fee)	rr_MaximumAccountFee	$ 15	[1]
Outgoing bank wire transfer fee (deducted directly from sale proceeds)	rr_ShareholderFeeOther	$ 15
Management fees	rr_ManagementFeesOverAssets	0.83%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.29%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.37%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Investments of $1 million or more are not subject to a front-end sales charge, but generally will be subject to a deferred sales charge of 1.00% if redeemed within one year of purchase.
1 Year	rr_ExpenseExampleYear01	$ 608
3 Years	rr_ExpenseExampleYear03	888
5 Years	rr_ExpenseExampleYear05	1,189
10 Years	rr_ExpenseExampleYear10	2,043
1 Year	rr_ExpenseExampleNoRedemptionYear01	608
3 Years	rr_ExpenseExampleNoRedemptionYear03	888
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,189
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,043
1 Year	rr_AverageAnnualReturnYear01	5.42%
5 Years	rr_AverageAnnualReturnYear05	6.28%
10 Years	rr_AverageAnnualReturnYear10	7.81%
Domini Impact International Equity Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum sales charge (load) imposed on purchases as a percentage of purchase or redemption	dsit_MaximumSalesChargeImposedOnPurchasesOverOfferingPriceOne	none
Paper document delivery fee (choose e-delivery to avoid this fee)	rr_MaximumAccountFee	$ 15	[1]
Outgoing bank wire transfer fee (deducted directly from sale proceeds)	rr_ShareholderFeeOther	$ 15
Management fees	rr_ManagementFeesOverAssets	0.83%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.06%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.89%
1 Year	rr_ExpenseExampleYear01	$ 91
3 Years	rr_ExpenseExampleYear03	284
5 Years	rr_ExpenseExampleYear05	493
10 Years	rr_ExpenseExampleYear10	1,096
1 Year	rr_ExpenseExampleNoRedemptionYear01	91
3 Years	rr_ExpenseExampleNoRedemptionYear03	284
5 Years	rr_ExpenseExampleNoRedemptionYear05	493
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,096
1 Year	rr_AverageAnnualReturnYear01	11.32%
5 Years	rr_AverageAnnualReturnYear05	7.76%
10 Years	rr_AverageAnnualReturnYear10	8.35%
Domini Impact International Equity Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum sales charge (load) imposed on purchases as a percentage of purchase or redemption	dsit_MaximumSalesChargeImposedOnPurchasesOverOfferingPriceOne	none
Paper document delivery fee (choose e-delivery to avoid this fee)	rr_MaximumAccountFee	$ 15	[1]
Outgoing bank wire transfer fee (deducted directly from sale proceeds)	rr_ShareholderFeeOther	$ 15
Management fees	rr_ManagementFeesOverAssets	0.83%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.12%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	$ 97
3 Years	rr_ExpenseExampleYear03	303
5 Years	rr_ExpenseExampleYear05	525
10 Years	rr_ExpenseExampleYear10	1,166
1 Year	rr_ExpenseExampleNoRedemptionYear01	97
3 Years	rr_ExpenseExampleNoRedemptionYear03	303
5 Years	rr_ExpenseExampleNoRedemptionYear05	525
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,166
1 Year	rr_AverageAnnualReturnYear01	11.26%
5 Years	rr_AverageAnnualReturnYear05	7.37%
10 Years	rr_AverageAnnualReturnYear10	8.35%
Domini Impact International Equity Fund | Return after taxes on distributions | Investor
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.56%
5 Years	rr_AverageAnnualReturnYear05	6.96%
10 Years	rr_AverageAnnualReturnYear10	7.75%
Domini Impact International Equity Fund | Return after taxes on distributions and sale of shares | Investor
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.73%
5 Years	rr_AverageAnnualReturnYear05	5.90%
10 Years	rr_AverageAnnualReturnYear10	6.84%
Domini Impact International Equity Fund | MSCI EAFE (net of withholding tax) (reflects no deduction for fees, expenses, or taxes except foreign withholding taxes on reinvested dividends)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.26%
5 Years	rr_AverageAnnualReturnYear05	9.55%
10 Years	rr_AverageAnnualReturnYear10	8.03%

[1]	Paper document delivery fee applies to direct Fund accounts with balances below $10,000 and may be avoided by choosing e-delivery of Fund statements, prospectuses, and reports.
[2]	Investments of $1 million or more are not subject to a front-end sales charge, but generally will be subject to a deferred sales charge of 1.00% if redeemed within one year of purchase.